Significant Accounting Policies (Details) - Schedule of Concentration Risk	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	45.65%	30.26%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	11.75%	7.54%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	16.92%	20.02%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	8.39%	10.39%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		13.87%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		1.82%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	39.05%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	27.86%	0.41%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier C [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		44.21%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier D [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	5.77%	16.50%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	15.82%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	18.31%	17.88%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		5.99%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	5.72%	13.74%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier F [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		10.52%